Derivative financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance at beginning of the year	$ (8,254)	$ (2,610)	$ 1,487
Fair value change recognized in OCI during the year	30,248	(29,945)	(20,924)
Total amount reclassified from cash flow hedge reserve to the statement of income during the year	3,132	20,685	14,012
to "Customer support and operation"	(1,718)	15,338	6,769
to "General and administrative expenses"	3,807	5,943	7,778
to "Other income (expenses)"	9,372	233
Effect of changes in exchange rates (OCI)	(8,329)	(829)	(535)
Deferred income taxes	(13,405)	3,616	2,815
Balance at end of the year	$ 11,721	$ (8,254)	$ (2,610)